Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Detailed Information for Reconciliation Of Income Tax Provision [Text Block]
(a)	The income tax provision differs from the amount that would result from applying the Canadian federal and provincial tax rate to income before taxes. These differences result from the following items:

	2018	2017

Accounting loss before taxes	$(6,994)	$(6,341)
Federal and provincial income tax rate of 27% (2017 – 26%)	(1,888)	(1,648)

Non-deductible permanent differences	1,064	495
Differences in foreign exchange rates	-	-
Effect of difference in tax rates	2	2,488
Change in deferred tax asset not recognized	1,100	(1,075)
Flow-through share renunciation	1,656	1,040
Change in estimate	(427)	(72)
Other	-	244
	1,507	1,472

Income tax provision	$1,507	$1,472

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
(b)
The movement in deferred tax assets and liabilities during the year by type of temporary difference, without taking into consideration the offsetting balances within the same tax jurisdiction, is as follows:

Deferred tax liabilities	Mineral Property Interest	Inventory	Property, Plant and Equipment	Other	Total

December 31, 2016 (restated Note 6)	$(1,483)	$(126)	$(1,505)	$(3,415)	$(6,529)
(Charged) credit to the income statement	(1,390)	13	41	41	(1,295)
Charged to OCI	-	-	-	-	-

December 31, 2017	$(2,873)	$(113)	$(1,464)	$(3,374)	$(7,824)
(Charged) credited to the income statement	(5,046)	-	(598)	(2,930)	(8,554)
Charged to OCI	-	-	-	20	20

December 31, 2018	$(7,919)	$(113)	$(2,062)	$(6,284)	$(16,378)

Deferred tax assets	Mineral Property Interest	Loss Carry Forward	Property, Plant and Equipment	Decommissioning and Rehabilitation Provision	Other	Total

December 31, 2016	$770	$4,281	$143	$1,485	$799	$7,478
Credited (charged) to the income statement	69	(13)	(66)	(121)	(775)	(906)
Charged to OCI	-	-	-	-	637	637

December 31, 2017	$839	$4,268	$77	$1,364	$661	$7,209
Credited (charged) to the income statement	3,632	2,997	(5)	63	(612)	(6,075)

December 31, 2018	$4,471	$7,265	$72	$1,427	$49	$13,284

Net deferred tax liabilities

December 31, 2017 (restated Note 6)	$(614)
Charged to the income statement	(2,504)
Charged to OCI	20
December 31, 2018	$(3,098)

Detailed Information Of Unrecognised Tax Attributes [Text Block]
(c)
At December 31, 2018, the Corporation has unrecognized tax attributes, noted below, that are available to offset future taxable income. The Corporation has not recognized the deferred tax asset on these temporary differences because they relate to entities within the group that have a history of losses and there is not yet adequately convincing evidence that these entities will generate sufficient future taxable income to enable offset.

Tax loss carry forwards	$40,650
Mineral property interest	11,150
Other	8,587
$60,387

Disclosure Of Detailed Information Of Unrecognised And Unused Tax Losses [Text Block]
As at December 31, 2018, the Corporation has available non-capital losses for income tax purposes in Canada which are available to be carried forward to reduce taxable income in future years and for which no deferred income tax asset has been recognized, and which expire as follows:

Total

2033	$1,952
2034	9,351
2035	6,685
2036	6,643
2037	8,302
2038	7,717
$40,650